GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 4,425	$ 4,312
Concessions, patents and licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	195	190
Customer relationships and trade marks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	80	90
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	219	40
Emission rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	167
Goodwill on acquisitions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 3,931	$ 3,992	$ 5,104